Contracted concessional, PP&E and other intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,432,696		$ 7,483,259
Impairment loss on contracted concessional financial assets	0	$ 0
Impairment provision based on expected credit losses on contracted concessional financial assets	3,000	$ (3,000)
Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	744,283		748,613
Financial Assets Under IFRS 16 Lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	2,724		2,787
Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	5,836,526		5,887,465
Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	94,583		82,860
Property Plant And Equipment Under IAS16 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	754,580		761,534
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	10,936,790		10,862,982
Cost [Member] | Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	816,348		818,170
Cost [Member] | Financial Assets Under IFRS 16 Lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	2,724		2,787
Cost [Member] | Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	9,031,763		8,976,243
Cost [Member] | Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	123,314		109,176
Cost [Member] | Property Plant And Equipment Under IAS16 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	962,641		956,606
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(3,504,094)		(3,379,723)
Amortization and Impairment [Member] | Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(72,065)		(69,557)
Amortization and Impairment [Member] | Financial Assets Under IFRS 16 Lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	0		0
Amortization and Impairment [Member] | Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(3,195,237)		(3,088,778)
Amortization and Impairment [Member] | Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(28,731)		(26,316)
Amortization and Impairment [Member] | Property Plant And Equipment Under IAS16 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	$ (208,061)		$ (195,072)